SHARE CAPITAL AND SHARE PREMIUM	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM	SHARE CAPITAL AND SHARE PREMIUM
Shares

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
366,341,403 and (2023: 363,822,069) ordinary shares of $0.0001 each	37	36
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2023 and January 1, 2024	363,822,069	36	2,637,120	2,637,156
Exercise of share options	1,045,392	—	5,548	5,548
Reclassification of vesting of restricted share units	1,473,942	1	32,547	32,548
At June 30, 2024 (Unaudited)	366,341,403	37	2,675,215	2,675,252